Taxes - Schedule of Movement of Net Deferred Tax Liabilities and Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Net Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the year	$ (221,551)	$ (246,893)
Current year reduction (addition)	52,534	21,916
Foreign exchange difference	(4,178)	3,426
Balance at end of the year	$ (173,195)	$ (221,551)